Jun. 01, 2020
Investor Class Prospectus | Boston Partners Small Cap Value Fund II
Boston Partners Small Cap Value Fund II

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Small Cap Value Fund II (the “Fund”)

Investor Class (BPSCX)

Supplement dated June 1, 2020

to the Prospectus and Statement of Additional Information, each dated
February 28, 2020

Effective as of June 1, 2020, Boston Partners Global Investors, Inc., the investment adviser to the Fund (the “Adviser”), has contractually agreed to lower its investment advisory fee to 0.85% of the Fund’s average daily net assets. Prior to June 1, 2020, the Fund’s management fee was 0.95%. The Adviser has agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.24% of the Fund’s average daily net assets attributable to Investor Class shares. This contractual limitation is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Prior to June 1, 2020, the Fund’s contractual expense cap was 1.35%. All references in the Fund’s Prospectus and Statement of Additional Information are revised accordingly.

In addition, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Boston Partners Small Cap Value Fund II” of the Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.85%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses(2)	0.01%
Total annual Fund operating expenses	1.32%
Fee waiver and/or expense reimbursement(3)	-0.08%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.24%

(1)  Prior to June 1, 2020, the management fee was 0.95%.

(2)  Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

(3)  The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.24% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.24%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.24% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$126	$358	$608	$1,324

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Please retain this supplement for your reference.